Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unused tax credits
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,560
Unused operating loss carryforwards-statutory tax
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	206,259	246,023
Unused operating loss carryforwards-undistributed earnings tax
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	271,093	283,578
Others
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	29,413	30,364
Total
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 508,325	$ 561,525